SUBSEQUENT EVENTS (Details Narrative) - Stardust Power Inc [Member] - USD ($)	Apr. 24, 2024	Mar. 15, 2024	Mar. 13, 2024	Feb. 07, 2024	Jan. 01, 2024	Nov. 21, 2023	Oct. 10, 2023	Jun. 08, 2023	Mar. 22, 2024	Feb. 23, 2024	Jan. 10, 2024
Subsequent Event [Line Items]
Nonrefundable option purchase of land							$ 75,000	$ 25,000
Equity issued amount							$ 75,000	$ 25,000
Convertible equity converted into shares						55,889
Subsequent Event [Member]
Subsequent Event [Line Items]
Nonrefundable option purchase of land											$ 1,562,030
Subsequent Event [Member] | Usha Resources Inc [Member]
Subsequent Event [Line Items]
Ownership percentage		90.00%
Subsequent Event [Member] | IGX Minerals LLC [Member]
Subsequent Event [Line Items]
Equity issued amount			$ 30,000
Notes Payable			$ 235,000
[custom:PromissoryNoteTerm]			24 months
[custom:PromissoryNoteInterestRate]			6.00%
Subsequent Event [Member] | Usha Resources Inc [Member]
Subsequent Event [Line Items]
Equity issued amount		$ 25,000
Subsequent Event [Member] | Usha Resources Inc [Member] | Second Payment [Member]
Subsequent Event [Line Items]
Equity issued amount		$ 50,000
Subsequent Event [Member] | American Investor Group Direct LLC [Member]
Subsequent Event [Line Items]
Convertible Debt	$ 2,000,000
Subsequent Event [Member] | SAFE Agreement [Member]
Subsequent Event [Line Items]
Equity issued amount										$ 200,000
Subsequent Event [Member] | Equity Line Of Credit Agreement [Member]
Subsequent Event [Line Items]
Contingent commitment									$ 15,000,000
Subsequent Event [Member] | Convertible Equity Agreements [Member]
Subsequent Event [Line Items]
Convertible Debt	$ 100,000
Convertible equity converted into shares	55,889
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Compensation percentage					1.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Compensation percentage					80.00%
Subsequent Event [Member] | Michael Circelli [Member]
Subsequent Event [Line Items]
Received shares of common stock				150,000